Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 399,284,000
Previously Paid Amount	0
Total Fee Amount	55,141.12
Total Offset Amount	$ 55,141.12
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is $ 399,284,000 . The prospectus is a final prospectus for the related offering.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 399,284,000
Final Prospectus	true